Segment reporting (Details) € in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020 EUR (€) segment	Mar. 31, 2019 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Segment reporting
Number of reportable segments | segment	2
Revenues	€ 3,884	€ 5,565
Cost of sales	2,729	3,652
Gross profit	€ 1,155	€ 1,913
Gross profit margin (as a percent)	29.70%	34.40%
Operating Expense	€ (4,547)	€ (4,820)
Other operating expenses	(659)	(13)
Other operating income	532	978
Operating loss	(3,519)	(1,942)
Finance expense	(613)	(825)
Finance income	1,594	165
Financial result	981	(660)
Loss before income tax	(2,538)	(2,602)
Income tax income (expense)	(63)	(14)
Net loss	(2,601)	(2,616)	€ (14,231)	€ (8,764)	€ (8,554)
Systems
Segment reporting
Revenues	1,305	2,415
Cost of sales	944	1,586
Gross profit	€ 361	€ 829
Gross profit margin (as a percent)	27.70%	34.30%
Services
Segment reporting
Revenues	€ 2,579	€ 3,150
Cost of sales	1,785	2,066
Gross profit	€ 794	€ 1,084
Gross profit margin (as a percent)	30.80%	34.40%
Operating segments | Systems
Segment reporting
Revenues	€ 1,638	€ 2,630
Operating segments | Services
Segment reporting
Revenues	2,579	3,150
Intra-segment
Segment reporting
Revenues	€ (333)	€ (215)